Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000129655
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%	4.71%		4.12%
Without Sales Load [Member] | C000129654
Average Annual Return [Line Items]
Average Annual Return, Percent	10.14%	4.97%		4.37%
Without Sales Load [Member] | C000169038
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	5.12%	5.63%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)		1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.97%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	4.26%		3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	4.26%		3.88%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%	4.26%	4.61%